PanAgora Global Diversified Risk Portfolio Performance Management - PanAgora Global Diversified Risk Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	The Portfolio is the successor to the portfolio formerly known as PanAgora Global Diversified Risk Portfolio (the “Predecessor Portfolio”) pursuant to a reorganization of the Predecessor Portfolio with and into the Portfolio effective as of the close of business on April 29, 2022. The Predecessor Portfolio is the accounting survivor of the reorganization. Performance information, including the share class inception date, shown for the Portfolio’s Class B shares for periods prior to the close of business on April 29, 2022 is historical information for the Predecessor Portfolio’s Class B shares. The Predecessor Portfolio was managed by PanAgora and had the same investment objective and a substantially identical investment strategy to the Portfolio. The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes and an additional index reflecting the market segment(s) in which the Portfolio invests. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Past Does Not Indicate Future [Text]	 As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes and an additional index reflecting the market segment(s) in which the Portfolio invests.
Bar Chart Does Not Reflect Sales Loads [Text]	 Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart [Heading]	Year-by-Year Total Return for Class B Shares as of <br/>December 31 of Each Year
Bar Chart Closing [Text Block]	Highest QuarterQ1 201911.35%Lowest QuarterQ2 2022-14.64%
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Class B
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.35%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022